Schedule of Investments (Parenthetical)	Dec. 31, 2023 USD ($)
Percentage representing common stocks owned at fair value	1.98%
Percentage representing private investments owned at fair value	89.95%
Percentage representing common stock in investments owned	17.14%
Percentage representing convertible notes in investments owned	4.66%
Percentage representing preferred stock in investments owned	14.25%
Percentage representing special purpose vehicles in investments owned	53.91%	[1]
Percentage representing short-term investments owned	9.19%
Investments Owned, Net Assets, Percentage	101.11%
Investment owned, at cost	$ 87,318,246
Percentage representing other assets less liabilities	1.11%
Percentage representing net assets in investments owned	100.00%
UNITED STATES
Percentage representing securities by country in investments owned	95.45%
UNITED KINGDOM
Percentage representing securities by country in investments owned	3.39%
SWEDEN
Percentage representing securities by country in investments owned	1.16%
Common Stocks at Fair Value 1.98% [Member] | Mobile Commerce [Member]
Percentage representing industry in investments owned	1.98%
Common Stocks 17.14% [Member]
Investment owned, at cost	$ 87,318,246
Common Stocks 17.14% [Member] | Education Services [Member]
Percentage representing industry in investments owned	3.03%
Common Stocks 17.14% [Member] | Enterprise Software [Member]
Percentage representing industry in investments owned	4.90%
Common Stocks 17.14% [Member] | Financial Technology [Member]
Percentage representing industry in investments owned	8.46%
Common Stocks 17.14% [Member] | Social Media [Member]
Percentage representing industry in investments owned	0.56%
Common Stocks 17.14% [Member] | Supply Chain/Logistics [Member]
Percentage representing industry in investments owned	0.19%
Convertible Notes 4.66% [Member] | Aviation/Aerospace [Member]
Percentage representing industry in investments owned	4.66%
Convertible Notes 4.66% [Member] | Aviation/Aerospace [Member] | Boom Technology, Inc. [Member]
Investment payment in kind interest rate	5.00%
Investment maturity date	Jan. 09, 2027
Preferred Stocks 14.25% [Member] | Financial Technology [Member]
Percentage representing industry in investments owned	3.31%
Preferred Stocks 14.25% [Member] | Social Media [Member]
Percentage representing industry in investments owned	0.69%
Preferred Stocks 14.25% [Member] | Aviation/Aerospace [Member]
Percentage representing industry in investments owned	9.76%
Preferred Stocks 14.25% [Member] | Food Products [Member]
Percentage representing industry in investments owned	0.49%
Special Purpose Vehicles 53.91% [Member] | Financial Technology [Member]
Percentage representing industry in investments owned	7.50%
Special Purpose Vehicles 53.91% [Member] | Aviation/Aerospace [Member]
Percentage representing industry in investments owned	37.73%
Special Purpose Vehicles 53.91% [Member] | Food Products [Member]
Percentage representing industry in investments owned	0.80%
Special Purpose Vehicles 53.91% [Member] | Artificial Intelligence [Member]
Percentage representing industry in investments owned	3.80%
Special Purpose Vehicles 53.91% [Member] | Gaming/Entertainment [Member]
Percentage representing industry in investments owned	4.07%
Short-Term Investments 9.19% [Member] | Money Market [Member]
Percentage representing industry in investments owned	9.19%
Short-Term Investments 9.19% [Member] | Money Market [Member] | First American Treasury Obligations [Member]
Percentage representing industry in investments owned	5.28%

[1]	Special Purpose Vehicles ("SPVs") are private investments vehicles formed to invest in a particular portfolio company that rely on an exemption from the Investment Company Act pursuant to section 3(c)(1) or section 3(c)(7).